Revenue - Credit concentration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Customers accounting for more than 10% of revenue
Major customers exceeding 10% of revenue
Percentage of entity's revenue	27.00%	43.00%
Customer A
Major customers exceeding 10% of revenue
Percentage of entity's revenue	14.00%	18.00%
Customer B
Major customers exceeding 10% of revenue
Percentage of entity's revenue	13.00%	14.00%
Customer C
Major customers exceeding 10% of revenue
Percentage of entity's revenue		11.00%